Financial commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Financial Commitments [Abstract]
Disclosure of Financial Commitments

Financial commitments were as follows:

At 31 March	2018 £m	2017 £m

Capital commitments	993	889
Other commitments	362	367
Device purchase commitments	262	423
TV programme rights commitments	2,823	2,644
Total	4,440	4,323

Disclosure of Future Minimum Operating Lease Payments

Future minimum operating lease payments were as follows:

Payable in the year ending 31 March:	2018 £m	2017 £m

2018	–	650
2019	600	610
2020	550	558
2021	513	532
2022	486	505
2023	463	475
Thereafter	3,985	3,830
Total future minimum operating lease payments	6,597	7,160